Investment in Unconsolidated Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity and cost method investments
Capital contributions, loans, advances and adjustments	$ 118	$ 123
Cumulative share of income	1,613	1,468
Cumulative share of distributions	(1,298)	(1,205)
Total equity method investments	433	386
Cost method investments	18	16
Total investments in unconsolidated entities	451	402	$ 322
Equity method investments, combined assets
Current	776	671
Due from affiliates	386	89
Property and other	4,666	4,604
Total assets	5,828	5,364
Equity method investments, combined liabilities and equity
Current liabilities	468	810
Deferred credits	189	242
Long-term liabilities	197	158
Long-term capital lease obligations	6	2
Partners' capital and shareholders' equity	4,968	4,152
Total liabilities and equity	5,828	5,364
Equity method investments, combined income statements
Revenues	6,769	6,979	6,700
Operating expenses	5,068	5,245	5,064
Operating income	1,701	1,734	1,636
Other income (expense), net	(13)	(9)	7
Net income	$ 1,688	$ 1,725	$ 1,643